Related parties - Transactions with the related parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related parties - Transactions with the related parties [Line Items]
Interest expense	[1]	₩ 0	₩ (2)	₩ (10)
Interest income	[2]	0	0	36
Reversal of (provision for) allowance for credit losses		1	0	(8)
Total		107,012	98,783	26,270
BNP Paribas Cardif Life Insurance
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		1,669	1,312	4,125
Interest expense		(12)	(12)	(57)
Provision of credit loss		0	0	(2)
Key management personnel and their immediate relatives
Related parties - Transactions with the related parties [Line Items]
Interest income		233	133	242
Shinhan-Albatross Tech Investment Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		514	1,047	115
Interest expense		(7)	(12)	(4)
Shinhan-Nvestor Liquidity Solution Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		174	192	173
Shinhan-PS Investment Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		8	20	25
Nomura-Rifa Private Real Estate Investment Trust 19
Related parties - Transactions with the related parties [Line Items]
Interest income		574	588	568
Reversal of allowance for credit losses		(3,533)	223	0
Kiwoom-Shinhan Innovation Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		28	148	140
FuturePlay-Shinhan TechInnovation Fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		179	158	56
Goduck Gangil1 PFV Co., Ltd.
Related parties - Transactions with the related parties [Line Items]
Reversal of allowance for credit losses		0	0	20
Interest income		0	0	143
SBC PFV Co., Ltd.
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		29,145	7,839	0
Reversal(provision) for credit loss		45,135	36,957	0
Interest expense		0	(13)	(13)
Provision of credit loss		(2,645)	(679)	0
Provision for unused commitments		(771)	0	0
Goduck Gangil10 PFV Co., Ltd.
Related parties - Transactions with the related parties [Line Items]
Reversal of allowance for credit losses		0	17	4
Interest expense		(78)	(295)	(647)
Interest income		0	30	69
Sparklabs-Shinhan Opportunity Fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		1	18	39
EDNCENTRAL Co., Ltd.
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		(43)	(74)	0
Reversal(provision) for credit loss		(29)	(2)	0
Interest expense		18	0	0
Interest income		587	615	0
Provision for unused commitments		(32)	0	0
Kakao-Shinhan 1st TNYT Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		265	338	386
Future-Creation Neoplux Venture Capital Fund
Related parties - Transactions with the related parties [Line Items]
Interest income		72	76	86
Neoplux Market-Frontier Secondary Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		0	0	592
Gyeonggi-Neoplux Superman Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		315	522	551
Shinhan-Neoplux Energy Newbiz Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		643	706	906
NewWave 6th Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		791	877	984
SHINHAN-NEO Core Industrial Technology Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		288	401	496
Neoplux No.3 Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		1,707	0	2,676
SHINHAN-NEO Market-Frontier 2nd Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		1,485	1,402	1,596
SWK-Shinhan New Technology Investment Fund 1st
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		61	61	61
Ulmus SHC innovation investment fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		67	69	91
iPIXEL Co.,Ltd.
Related parties - Transactions with the related parties [Line Items]
Reversal of allowance for credit losses		1	0	0
Interest expense		0	(1)	0
Reversal of provision for unused commitments		1	0	0
Reverent-Shinhan Vista Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		80	80	80
Kiwoom-Shinhan Innovation Fund 2
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		96	120	268
ETRI Holdings-Shinhan 1st Unicorn Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		78	93	100
Shinhan-Time mezzanine blind Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[1]	0	300	226
Shinhan VC tomorrow venture fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		2,992	2,474	3,280
JS Shinhan Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		600	600	600
Shinhan Smilegate Global PEF I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[1]	0	238	0
NomuraRifa Private Real Estate Investment Trust 31 2 class [Member]
Related parties - Transactions with the related parties [Line Items]
Interest income		749	746	0
Provision of credit loss		(27)	(27)	0
Stonebridge-Shinhan Unicorn Secondary Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		14	722	444
Shinhan-Kunicorn first Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		261	261	232
Shinhan-Quantum Startup Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		124	153	153
Shinhan Simone Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		23	78	78
ShinhanFitrin 1st Technology Business Investment Association
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		76	82	85
DDI LVC Master Real Estate Investment Trust Co., Ltd.
Related parties - Transactions with the related parties [Line Items]
Interest expense		(1)	(1)	(1)
Logisvalley Shinhan REIT Co., Ltd.
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		150	143	163
Interest expense		(2)	(2)	(2)
Interest income		1,643	1,703	1,841
Shinhan Dev healthcare Fund I [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		67	82	77
Shinhan-Cognitive Start-up Fund L.P.
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		120	222	188
Global Commerce Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		22	38	30
Shinhan-HGI Social Enterprise Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		51	47	63
Shinhan-WWG Energy Fund New Technology Venture Investment Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		57	45	45
IGIS-Shinhan New Technology Fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		36	36	36
Shinhan-G.N.Tech Smart Innovation Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		260	195	260
SH Global Net Zero Solution Security Investment Trust
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[3]	0	17	75
SH 1.5years Maturity Investment Type Security Investment Trust No.2
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[3]	0	4	16
Shinhan Global Active REIT Co.Ltd
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[3],[4]	0	2,498	17
Interest expense	[3],[4]	0	(4)	(2)
Interest income	[3],[4]	0	3,982	0
Reversal of allowance for credit losses	[3],[4]	0	533	0
Derivative-related income	[3],[4]	0	8,220	0
DS SHINHAN Content Investment Fund 1 [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		18	18	18
Shinhan Time 1st Investment fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		26	26	26
SHINHAN SGC ESG Fund No.1 [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		110	115	115
Shinhan-Sneak Peek Bio&Healthcare Bounce Back Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		124	125	125
Shinhan-iSquare Venture PEF 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		100	100	100
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		207	207	42
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		216	216	216
NH-J&-IBKC Label Technology Fund
Related parties - Transactions with the related parties [Line Items]
Interest expense		(1)	(6)	(12)
Bonanza-Shinhan GIB Innovative Semiconductor Investment Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		55	55	55
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		176	214	113
Shinhan M&A-ESG Investment fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		1,072	1,083	726
Shinhan-JW Mezzanine New Technology Fund 1st
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[3]	0	7	46
MAN Global Strategy Bond(H)
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		0	5	2
Shinhan time secondary blind new technology investment trust
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		163	200	71
Shinhan-openwater pre-IPO Investment Trust 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		100	100	36
Shinhan-CJ Technology Innovation Fund No. 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		200	200	88
Interest expense		(72)	(25)	0
Shinhan-Eco Venture Fund 2nd
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		100	100	49
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		200	200	87
Hantoo Shinhan Lake K-beauty Technology Investment Trust
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		115	237	94
Shinhan HB Wellness 1st Investment Trust
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		77	77	35
Shinhan JN Wave Technology Investment Trust
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		11	18	2
Shinhan General Private Real Estate Investment Trust No.3
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		210	135	13
Shinhan-Timefolio Bio Accelerator Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		0	310	163
Shinhan DS Secondary Investment Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		303	303	139
Fortress-shinhan New Tech Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		6	101	27
Shinhan-Ulmus Sobujang hyeokshin Enterprise Investment Association No.7
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		94	94	18
SHINHAN Mid and SMALL-SIZED OFFICE VALUE-ADDED MO REIT Co., Ltd.
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		496	208	25
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity] [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		75	18	0
SH Prestige High Dividend Security Feeder No.1[Equity] [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		104	24	0
Shinhan-GB FutureFlow Fund L.P [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		296	279	0
LB Scotland Amazon Fulfillment Center Fund 29
Related parties - Transactions with the related parties [Line Items]
Other expense		0	(2)	0
Derivative-related income		0	503	0
Shinhan AIM FoF Fund 1-A [Member]
Related parties - Transactions with the related parties [Line Items]
Interest expense		0	(12)	0
Derivative-related income		0	3,331	0
Other income		0	22	0
Derivative-related expense		0	(232)	0
PineStreet Global Corporate FoF XIII-2 [Member]
Related parties - Transactions with the related parties [Line Items]
Derivative-related income		365	96	0
Derivative-related expense		(17)	0	0
Shinhan-Regent Fund I [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		84	23	0
Shinhan-soo secondary Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		169	247	0
The E&Shinhan New Growth Up Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		160	216	0
CASCADETECH INC [Member]
Related parties - Transactions with the related parties [Line Items]
Reversal(provision) for credit loss		0	6	0
TECHFIN RATINGS Co., Ltd [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[5]	4	2	0
Fees and commission expense	[5]	(1)	0	0
Interest expense	[5]	(525)	(726)	0
Reversal of allowance for credit losses	[5]	2	0	0
Reversal of provision for unused commitments	[5]	6	0	0
Songpa Biz Cluster PFV Co Ltd [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		1	9,178	0
Interest expense		0	(1)	0
Interest income		2,810	356	0
Provision of credit loss		(402)	0	0
Reversal of provision for unused commitments		95	0	0
STIC ALT Global II Private Equity Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Interest expense		(1)	(3)	0
Pacific Private Placement Real Estate Fund No.40
Related parties - Transactions with the related parties [Line Items]
Interest income		589	825	0
Provision of credit loss		(24)	0	0
Shinhan-DS Mezzanine Fund 1 [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		270	172	0
Shinhan-Csquared Mezzanine Fund 1 [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		40	20	0
Shinhan Time BM sobujang Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		82	110	0
KR Seocho Co., Ltd [Member]
Related parties - Transactions with the related parties [Line Items]
Reversal(provision) for credit loss		(15)	0	0
Interest income		1,430	1,287	0
Shinhan Market-Frontier Fund III [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		1,568	1,022	0
SH K REITs Infra Real Estate Investment Trust[FoFs]) [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		63	50	25
KB Distribution Private Real Estate 3-1 [Member]
Related parties - Transactions with the related parties [Line Items]
Reversal(provision) for credit loss		4	(4)	0
Interest income		83	103	0
Capstone REITs No.26 [Member]
Related parties - Transactions with the related parties [Line Items]
Reversal(provision) for credit loss		0	(21)	0
Interest income		1,000	589	0
Wave Technology [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		(300)	(300)	0
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3 [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[1]	176	886	1,262
Korea Finance Security Co., Ltd. [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		3	4	4
Other Administrative Expenses Related Party		(145)	(145)	0
Korea Omega-Shinhan Project Fund I [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		3,756	146	166
IGIS Yongsan Office General Private Real Estate Investment Trust 518 [Member]
Related parties - Transactions with the related parties [Line Items]
Reversal(provision) for credit loss		(34)	0	0
Interest income		1,205	0	0
Credila Financial Services [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		9	0	0
Reversal(provision) for credit loss		(78)	0	0
Interest expense		(84)	0	0
Interest income		1,918	0	0
Shinhan Rio Green Private Equity Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		131	0	0
Interest expense		(31)	0	0
Startup Korea Vision 2024 Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		801	0	0
Shinhansoo Investment Green Wiz Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		412	0	0
ShinhanTime Premier Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		120	0	0
Fireant Media and Digital Service Joint Stock Company [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		4	0	0
Interest expense		(1)	0	0
Reverent-Shinhan Root Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		88	0	0
SH US Long Term Treasury Plus Security Feeder Investment Trust(H)[Bond-FoFs]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		11	0	0
D2U 12th Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Interest expense		(7)	0	0
Meta TB ESG Private Equity Fund I [Member]
Related parties - Transactions with the related parties [Line Items]
Interest expense		(9)	0	0
Finflow [Member]
Related parties - Transactions with the related parties [Line Items]
Other operating income	[5]	2,652	0	0
ShinHan - Soo Young Entrepreneur Investment Fund No.1 [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		2,072	3,122	589
Korea Credit Bureau
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		3,803	1,753	14
Reversal of allowance for credit losses		1	0	0
Fees and commission expense		(5,060)	(4,830)	0
Interest expense		(10)	0	0
Other Administrative Expenses Related Party		₩ (1,093)	₩ (91)	₩ 0

[1]	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2025.
[2]	Excluded from associates due to the loss of significant influence through disposal, liquidation, or other means for the year ended December 31, 2023.
[3]	Excluded from associates due to the loss of significant influence through disposal, liquidation, or other means for the year ended December 31, 2024.
[4]	The transaction details between the associate and its subsidiary are included during the year ended December 31, 2024.
[5]	During the year ended December 31, 2025, the Group acquired shares of Finflow through an in-kind contribution, and a disposal gain of W 2,652 million arising from the in-kind contribution is included in other non-operating income.